Improvements to Concession Assets - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [Line Items]
Acquisitions of improvements to concession assets by business combination	$ 0	$ 0
Net amount capitalized	$ 186,834,000	$ 186,834,000	$ 186,834,000
Net amount capitalization rate	4.60%	4.60%	4.60%
Borrowings cost capitalized	$ 0	$ 0	$ 1,037,000
Mexican Aircraft [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investments pending to be paid	$ 409,271,000	$ 441,515,000	$ 221,151,000